Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.41% (a)
Banks - 27.22%
Bank of America Corp., Series 02, 3.000% to 08/28/2020 then 3-Month Libor + 0.650%	7,148	$142,174
Bank of America Corp., Series 4, 4.000% to 08/28/2020 then 3-Month Libor + 0.750%	5,848	143,568
Bank of America Corp., Series 5, 4.000% to 08/21/2020 then 3-Month Libor + 0.500%	6,161	144,291
Bank of America Corp., Series CC, 6.200%	5,269	136,151
Bank of America Corp., Series E, 4.000% to 08/17/2020 then 3-Month Libor + 0.350%	5,791	143,327
Bank of America Corp., Series EE, 6.000%	5,236	136,607
Bank of America Corp., Series GG, 6.000%	4,959	135,331
Bank of America Corp., Series HH, 5.875% (b)	5,133	141,311
Bank of America Corp., Series KK, 5.375%	5,218	142,191
Bank of America Corp., Series LL, 5.000% (b)	5,329	142,764
First Citizens BancShares, Inc., Series A, 5.375%	54,219	1,369,030
First Republic Bank/CA, Series J, 4.700%	54,582	1,418,040
JPMorgan Chase & Co., Series AA, 6.100%	10,670	270,271
JPMorgan Chase & Co., Series BB, 6.150%	10,624	267,937
JPMorgan Chase & Co., Series DD, 5.750% (b)	10,138	282,647
JPMorgan Chase & Co., Series EE, 6.000% (b)	9,787	277,853
JPMorgan Chase & Co., Series GG, 4.750% (b)	10,733	290,972
Northern Trust Corp., Series E, 4.750%	53,411	1,446,903
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	25,756	705,199
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	25,649	728,432
The Bank of New York Mellon Corp., 5.200%	53,471	1,366,719
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	25,626	695,490
The PNC Financial Services Group, Inc., Series Q, 5.375%	26,844	679,959
Truist Financial Corp., Series F, 5.200%	10,843	275,412
Truist Financial Corp., Series G, 5.200%	10,861	275,544
Truist Financial Corp., Series H, 5.625%	10,683	277,758
Truist Financial Corp., Series I, 4.000% to 09/15/2020 then 3-Month Libor + 0.530%	11,427	287,389
Truist Financial Corp., Series O, 5.200%	10,458	280,797
US Bancorp., 5.150%	13,562	351,798
US Bancorp., Series B, 3.500% to 10/15/2020 then 3-Month Libor + 0.600%	17,165	370,764
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468%	12,771	341,241
US Bancorp., Series K, 5.500%	12,885	354,209
Wells Fargo & Co., 5.200% (b)	4,953	124,816
Wells Fargo & Co., Series O, 5.125% (b)	4,954	124,841
Wells Fargo & Co., Series P, 5.250%	4,946	124,590
Wells Fargo & Co., Series Q, 5.850% to 09/15/2023 then 3-Month Libor + 3.090% (b)	4,950	124,889
Wells Fargo & Co., Series R, 6.625% to 03/15/2024 then 3-Month Libor + 3.690%	4,618	123,716
Wells Fargo & Co., Series T, 6.000%	4,825	125,209
Wells Fargo & Co., Series V, 6.000%	4,849	124,134
Wells Fargo & Co., Series W, 5.700%	4,888	124,644
Wells Fargo & Co., Series X, 5.500%	4,900	124,950
Wells Fargo & Co., Series Y, 5.625%	4,827	125,164
Wells Fargo & Co., Series Z, 4.750%	5,223	127,441
		15,396,473
Capital Markets - 12.40%
Apollo Global Management, Inc., Series A, 6.375%	26,282	706,460
Apollo Global Management, Inc., Series B, 6.375%	26,064	717,542
Highland Income Fund, Series A, 5.375%	56,456	1,388,818
KKR & Co., Inc., Series A, 6.750%	26,106	689,982
KKR & Co., Inc., Series B, 6.500%	25,786	693,901
Oaktree Capital Group LLC, Series A, 6.625%	26,374	715,263
Oaktree Capital Group LLC, Series B, 6.550%	26,290	706,675
The Gabelli Equity Trust, Inc., Series K, 5.000%	53,180	1,391,720
		7,010,361
Diversified Financial Services - 4.93%
Allied Capital Corp., 6.875%, 04/15/2047	27,167	707,430
Ares Management Corp., Series A, 7.000%	26,584	697,032
The Charles Schwab Corp., Series C, 6.000%	26,658	686,710
The Charles Schwab Corp., Series D, 5.950%	26,148	694,229
		2,785,401
Electric - 12.15%
Alabama Power Co., Series A, 5.000%	52,057	1,388,360
Brookfield Renewable Partners LP, Series 17, 5.250%	53,471	1,370,462
Duke Energy Corp., 5.125%, 01/15/2073	26,417	682,087
Duke Energy Corp., Series A, 5.750%	25,099	715,572
NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	26,611	675,919
NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	26,560	674,890
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	53,094	1,366,109
		6,873,399
Insurance - 30.28%
Aegon NV, Series 1, 4.000% to 09/15/2020 then 3-Month Libor + 0.875%	61,179	1,479,309
American International Group, Inc., Series A, 5.850%	52,691	1,451,110
Arch Capital Group Ltd., Series E, 5.250%	27,989	713,160
Arch Capital Group Ltd., Series F, 5.450%	27,432	722,559
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	18,485	481,719
Athene Holding Ltd., Series B, 5.625%	19,293	477,695
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	17,937	469,770
Axis Capital Holdings Ltd., Series E, 5.500%	56,710	1,451,776
MetLife, Inc., Series A, 4.000% to 09/15/2020 then 3-Month Libor + 1.000%	19,540	478,339
MetLife, Inc., Series E, 5.625%	17,218	481,415
MetLife, Inc., Series F, 4.750%	18,169	466,943
PartnerRe Ltd., Series H, 7.250%	26,133	679,719
PartnerRe Ltd., Series I, 5.875%	26,894	685,528
Prudential Financial, Inc., 5.700%, 03/15/2053	26,765	694,284
Prudential Financial, Inc., 5.750%, 12/15/2052	26,757	697,287
Prudential PLC, 6.500%	25,731	715,322
Prudential PLC, 6.750%	26,340	718,292
RenaissanceRe Holdings Ltd., Series E, 5.375%	27,043	688,785
RenaissanceRe Holdings Ltd., Series F, 5.750%	25,948	711,235
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	17,545	476,522
The Allstate Corp., Series H. 5.100%	17,593	474,659
The Allstate Corp., Series I, 4.750%	17,818	477,879
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	25,341	724,499
The Hartford Financial Services Group, Inc., Series G, 6.000%	24,974	709,262
		17,127,068

Real Estate Investment Trusts - 12.43%
Federal Realty Investment Trust, Series C, 5.000% (b)	55,210	1,412,823
Kimco Realty Corp., Series L, 5.125%	28,776	700,696
Kimco Realty Corp., Series M, 5.250%	28,611	701,255
National Retail Properties, Inc., Series F, 5.200%	56,362	1,385,377
PS Business Parks, Inc., Series W, 5.200%	13,653	355,661
PS Business Parks, Inc., Series X, 5.250%	13,583	353,294
PS Business Parks, Inc., Series Y, 5.200%	13,636	357,809
PS Business Parks, Inc., Series Z, 4.875%	14,158	360,037
Public Storage, Series B, 5.400%	4,390	113,350
Public Storage, Series C, 5.125%	4,435	115,931
Public Storage, Series D, 4.950%	4,470	115,326
Public Storage, Series E, 4.900%	4,491	115,913
Public Storage, Series F, 5.150%	4,395	116,028
Public Storage, Series G, 5.050%	4,350	116,580
Public Storage, Series H, 5.600%	4,203	119,828
Public Storage, Series I, 4.875%	4,403	120,026
Public Storage, Series J, 4.700%	4,436	118,131
Public Storage, Series K, 4.750%	4,434	120,605
Public Storage, Series L, 4.625%	4,442	116,247
Public Storage, Series W, 5.200%	4,500	113,940
		7,028,857
TOTAL PREFERRED STOCKS (Cost $54,750,954)		56,221,559

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.51%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	1,421,905	1,421,905
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,421,905)		1,421,905

SHORT TERM INVESTMENTS - 0.89%
Money Market Funds - 0.89%
U.S. Bank Money Market Deposit Account, 0.04% (c)	503,511	503,511
TOTAL MONEY MARKET FUNDS (Cost $503,511)		503,511

Total Investments (Cost $56,676,370) - 102.81%		58,146,975
Liabilities in Excess of Other Assets - (2.81)%		(1,591,514)
TOTAL NET ASSETS - 100.00%		$ 56,555,461

Asset Type	% of Net Assets
Preferred Stocks	99.41%
Investments Purchased with Proceeds From Securities Lending	2.51
Short Term Investments	0.89
Total Investments	102.81
Liabilities in Excess of Other Assets	(2.81)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $1,387,369, or 2.45% of net assets.
(c) Represents annualized seven-day yield as of the end of the reporting period.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust II  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$56,221,559	$-	$-	$56,221,559
Investments Purchased with Proceeds From Securities Lending	-	1,421,905	-	1,421,905
Short Term Investments	503,511	-	-	503,511
Total Assets	$56,725,070	$1,421,905	$-	$58,146,975

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2020, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$1,387,369	$1,421,905